INVESTMENTS, DEBT AND DERIVATIVES - Security deposits (Details) $ / spectrum_block in Millions, $ in Millions	Jul. 22, 2019 USD ($) MHz $ / spectrum_block	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of financial assets [line items]
Financial assets		$ 317		$ 146
At amortized cost
Disclosure of financial assets [line items]
Financial assets		272		48
Security deposits and cash collateral | At amortized cost
Disclosure of financial assets [line items]
Financial assets		$ 256		$ 31
PTA License Renewal
Disclosure of financial assets [line items]
License renewal assessment, tax percentage	13.00%
PTA License Renewal | Security deposits and cash collateral | At amortized cost
Disclosure of financial assets [line items]
Financial assets			$ 225
PTA License Renewal | 900 MHz Spectrum
Disclosure of financial assets [line items]
License renewal assessment, amount per spectrum block | $ / spectrum_block	40
Frequency bands | MHz	900
License renewal assessment, total amount	$ 450
PTA License Renewal | 1800 MHz Spectrum
Disclosure of financial assets [line items]
License renewal assessment, amount per spectrum block | $ / spectrum_block	30
Frequency bands | MHz	1,800